31. FINANCE INCOME AND EXPENSES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCE INCOME
Income from financial investments		R$ 102	R$ 116	R$ 205
Interest on sale of energy		361	352	261
Foreign exchange variations				19
Monetary variations		30	19	46
Monetary variations - CVA (Note 16)		105	62
Monetary updating of escrow deposits		50	34	191
PIS/Pasep and Cofins charged on finance income	[1]	(128)	(68)	(53)
Gains on financial instruments - swap (Note 33)		998	893
Finance income from advance payments		5	29
Inflation adjustment in arbitration case			77
Borrowing costs paid by related parties (Note 32)		48	56
Monetary updating on PIS/Pasep and Cofins taxes credits over ICMS (Note 10)		1,580
Others		56	136	135
Finance income		3,207	1,706	804
FINANCE EXPENSES
Charges on loans and financings (Note 24)		(1,227)	(1,257)	(1,466)
Cost of debt - amortization of transaction cost (Note 24)		(38)	(33)	(67)
Foreign exchange variations - loans and financing (Note 24)		(226)	(582)	(73)
Foreign exchange variations - Itaipu		(13)	(29)
Monetary updating - loans and financings (Note 24)		(142)	(134)	(109)
Monetary updating - onerous concessions		(3)	(3)
Charges and monetary updating on post-employment obligations (Note 26)		(56)	(68)	(65)
Losses on financial instruments (Note 33)				(32)
Monetary variations - CVA (Note 16)				(41)
Monetary updating - AFAC				239
Monetary updating - Advance sales of energy supply (Note 8)		(1)	(11)	(45)
Adjustment to present value				(2)
Monetary updating - Lease liabilities (Note 21)		(34)
Finance income of P&D and PEE		(24)	(23)
Others		(83)	(84)	(139)
Finance costs		(1,847)	(2,224)	(1,800)
NET FINANCE INCOME (EXPENSES)		R$ 1,360	R$ (518)	R$ (996)

[1]	The PIS/Pasep and Cofins expenses apply to Interest on Equity.